Change in Accounting Principle - Statements of Shareholders' Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Chesapeake stockholders’ equity, beginning of period	$ 1,899
Cumulative effect of change in accounting principle						$ (91)
Net income (loss) attributable to Chesapeake	226	$ (505)	$ (3,493)
Chesapeake stockholders’ equity, end of period	2,092	1,899
Stockholders' equity attributable to noncontrolling interest, beginning of period	44
Net income attributable to noncontrolling interests	(2)	(3)	(3)
Stockholders' equity attributable to noncontrolling interest, end of period	41	44
TOTAL EQUITY	2,133	1,943	2,567
As Previously Reported Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Chesapeake stockholders’ equity, beginning of period	(496)
Net income (loss) attributable to Chesapeake	873	949	(4,390)
Chesapeake stockholders’ equity, end of period	344	(496)
Stockholders' equity attributable to noncontrolling interest, beginning of period	124
Net income attributable to noncontrolling interests	(4)	(4)	9
Stockholders' equity attributable to noncontrolling interest, end of period	123	124
TOTAL EQUITY	467	(372)	(1,203)
Successful Efforts Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Chesapeake stockholders’ equity, beginning of period	2,395
Net income (loss) attributable to Chesapeake	(647)	(1,454)	897
Chesapeake stockholders’ equity, end of period	1,748	2,395
Stockholders' equity attributable to noncontrolling interest, beginning of period	(80)
Net income attributable to noncontrolling interests	2	1	(12)
Stockholders' equity attributable to noncontrolling interest, end of period	(82)	(80)
TOTAL EQUITY	1,666	2,315	3,770
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Chesapeake stockholders’ equity, beginning of period	(14,130)	(13,625)	(13,084)
Cumulative effect of change in accounting principle				$ (8)	$ 0	2,952
Net income (loss) attributable to Chesapeake	226	(505)	(3,493)
Chesapeake stockholders’ equity, end of period	(13,912)	(14,130)	(13,625)
Retained Earnings [Member] | As Previously Reported Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Chesapeake stockholders’ equity, beginning of period	(16,525)	(17,474)
Cumulative effect of change in accounting principle						0
Net income (loss) attributable to Chesapeake	873	949	(4,390)
Chesapeake stockholders’ equity, end of period	(15,660)	(16,525)	(17,474)
Retained Earnings [Member] | Successful Efforts Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Chesapeake stockholders’ equity, beginning of period	2,395	3,849
Cumulative effect of change in accounting principle						2,952
Net income (loss) attributable to Chesapeake	(647)	(1,454)	897
Chesapeake stockholders’ equity, end of period	1,748	2,395	3,849
Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Chesapeake stockholders’ equity, beginning of period	1,899	2,518
Chesapeake stockholders’ equity, end of period	2,092	1,899	2,518
Parent [Member] | As Previously Reported Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Chesapeake stockholders’ equity, beginning of period	(496)	(1,331)
Chesapeake stockholders’ equity, end of period	344	(496)	(1,331)
Parent [Member] | Successful Efforts Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Chesapeake stockholders’ equity, beginning of period	2,395	3,849
Chesapeake stockholders’ equity, end of period	1,748	2,395	3,849
Noncontrolling Interest [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle						(91)
Stockholders' equity attributable to noncontrolling interest, beginning of period	44	49	141
Net income attributable to noncontrolling interests	(2)	(3)	(3)
Stockholders' equity attributable to noncontrolling interest, end of period	41	44	49
Noncontrolling Interest [Member] | As Previously Reported Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle						0
Stockholders' equity attributable to noncontrolling interest, beginning of period	124	128	141
Net income attributable to noncontrolling interests	(4)	(4)	9
Stockholders' equity attributable to noncontrolling interest, end of period	123	124	128
Noncontrolling Interest [Member] | Successful Efforts Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle						$ (91)
Stockholders' equity attributable to noncontrolling interest, beginning of period	(80)	(79)	0
Net income attributable to noncontrolling interests	2	1	(12)
Stockholders' equity attributable to noncontrolling interest, end of period	$ (82)	$ (80)	$ (79)